Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of estimated useful lives of intangible assets
Useful life
Land use right	50 years
Licensed software	5-10 years
Trademark	10 years
Customer relationship	5 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2022	2021	2020
Healthcare products	$30,323,831	$45,389,702	$65,061,953
Online store	28,014,109	13,473,626	-
Internet information and advertising	10,538,943	9,245,019	-
Automobile	20,611,775	3,376,356	-
Revenue	$89,488,658	$71,484,703	$65,061,953

Schedule of foreign currency translation
	March 31, 2022	March 31, 2021	March 31, 2020
Period-end spot rate	US$1=RMB 6.3482	US$1=RMB 6.5713	US$1=RMB 7.0851
Average rate	US$1=RMB 6.4083	US$1=RMB 6.7960	US$1=RMB 6.965